POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 20, 2012 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, on page 8, footnote (1) following the expense table in the section titled "PowerShares Build America Bond Portfolio—Summary Information—Fund Fees and Expenses" is deleted and replaced with the following:

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has reduced the Fund's unitary management fee to 0.28%.

Effective immediately, on page 46, footnote (1) following the expense table in the section titled "PowerShares Insured California Municipal Bond Portfolio—Summary Information—Fund Fees and Expenses" is deleted and replaced with the following:

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has reduced the Fund's unitary management fee to 0.28%.

Effective immediately, on page 52, footnote (1) following the expense table in the section titled "PowerShares Insured National Municipal Bond Portfolio—Summary Information—Fund Fees and Expenses" is deleted and replaced with the following:

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has reduced the Fund's unitary management fee to 0.28%.

Effective immediately, on page 58, footnote (1) following the expense table in the section titled "PowerShares Insured New York Municipal Bond Portfolio—Summary Information—Fund Fees and Expenses" is deleted and replaced with the following:

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has reduced the Fund's unitary management fee to 0.28%.

Effective immediately, on page 75, footnote (2) following the expense table in the section titled "PowerShares Senior Loan Portfolio—Summary Information—Fund Fees and Expenses" is deleted and replaced with the following:

(2)  Invesco PowerShares Capital Management LLC (the "Adviser") has reduced the Fund's unitary management fee to 0.65%.

Effective immediately, on page 122, the footnotes immediately following the unitary management fee chart in the section titled "Management of the Funds" are deleted and replaced with the following:

*  The Adviser has reduced the Fund's unitary management fee to 0.28%.

**  The Adviser reduced the Fund's unitary management fee to 0.65%.

Please Retain This Supplement For Future Reference.

P-PS-PRO-9 SUP-1 042012

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 20, 2012 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2012

Effective immediately, on pages 95 and 96, the advisory fee table and corresponding footnotes in the section titled "Management—Investment Advisory Agreement" are deleted and replaced with the following:

Fund	Advisory Fee
PowerShares 1-30 Laddered Treasury Portfolio	0.25%

PowerShares Build America Bond Portfolio	0.35	%(1)

PowerShares CEF Income Composite Portfolio	0.50%

PowerShares Chinese Yuan Dim Sum Bond Portfolio	0.45%

PowerShares Convertible Securities Portfolio	0.35%

PowerShares DWA Developed Markets Technical Leaders Portfolio	0.80%

PowerShares DWA Emerging Markets Technical Leaders Portfolio	0.90%

PowerShares Emerging Markets Infrastructure Portfolio	0.75%

PowerShares Emerging Markets Sovereign Debt Portfolio	0.50%

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	0.80%

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	0.75%

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.75%

PowerShares FTSE RAFI Emerging Markets Portfolio	0.85%

PowerShares Fundamental High Yield® Corporate Bond Portfolio	0.50%

PowerShares Fundamental Investment Grade Corporate Bond Portfolio	0.22%

PowerShares Global Agriculture Portfolio	0.75%

PowerShares Global Clean Energy Portfolio	0.75%

PowerShares Global Coal Portfolio	0.75%

PowerShares Global Gold and Precious Metals Portfolio	0.75%

PowerShares Global Nuclear Energy Portfolio	0.75%

PowerShares Global Steel Portfolio	0.75%

PowerShares Global Water Portfolio	0.75%

PowerShares Global Wind Energy Portfolio	0.75%

PowerShares Ibbotson Alternative Completion Portfolio	0.25%

PowerShares Insured California Municipal Bond Portfolio	0.35	%(1)

PowerShares Insured National Municipal Bond Portfolio	0.35	%(1)

PowerShares Insured New York Municipal Bond Portfolio	0.35	%(1)

PowerShares International Corporate Bond Portfolio	0.50%

PowerShares KBW Bank Portfolio	0.35	%(2)

PowerShares KBW Capital Markets Portfolio	0.35	%(2)

PowerShares KBW High Dividend Yield Financial Portfolio	0.35%

PowerShares KBW Insurance Portfolio	0.35	%(2)

PowerShares KBW International Financial Portfolio	0.40%

PowerShares KBW Premium Yield Equity REIT Portfolio	0.35%

PowerShares KBW Property & Casualty Insurance Portfolio	0.35%

PowerShares KBW Regional Banking Portfolio	0.35	%(2)

PowerShares MENA Frontier Countries Portfolio	0.95	%(3)

PowerShares Preferred Portfolio	0.50%

PowerShares RiverFront Tactical Balanced Growth Portfolio	0.25%

PowerShares RiverFront Tactical Growth & Income Portfolio	0.25%

PowerShares S&P 500® High Beta Portfolio	0.25%

PowerShares S&P 500® Low Volatility Portfolio	0.25%

PowerShares S&P Emerging Markets High Beta Portfolio	0.45	%(4)

PowerShares S&P Emerging Markets Low Volatility Portfolio	0.45	%(4)

PowerShares S&P International Developed High Beta Portfolio	0.35	%(5)

Fund	Advisory Fee
PowerShares S&P International Developed High Quality Portfolio	0.75%

PowerShares S&P International Developed Low Volatility Portfolio	0.35	%(5)

PowerShares S&P SmallCap Consumer Discretionary Portfolio	0.29%

PowerShares S&P SmallCap Consumer Staples Portfolio	0.29%

PowerShares S&P SmallCap Energy Portfolio	0.29%

PowerShares S&P SmallCap Financials Portfolio	0.29%

PowerShares S&P SmallCap Health Care Portfolio	0.29%

PowerShares S&P SmallCap Industrials Portfolio	0.29%

PowerShares S&P SmallCap Information Technology Portfolio	0.29%

PowerShares S&P SmallCap Materials Portfolio	0.29%

PowerShares S&P SmallCap Utilities Portfolio	0.29%

PowerShares Senior Loan Portfolio	0.75	%(6)

PowerShares VRDO Tax-Free Weekly Portfolio	0.25%

(1) The Adviser has reduced the Fund's unitary management fee to 0.28%.

(2) From November 1, 2011 until February 1, 2012, the Adviser waived 100% of its unitary management fee for the Fund.

(3) The Adviser has reduced the Fund's unitary management fee to 0.70%.

(4) The Adviser has agreed to waive 0.16% of its unitary management fee through April 20, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

(5) The Adviser has agreed to waive 0.10% of its unitary management fee through April 20, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

(6) The Adviser has reduced the Fund's unitary management fee to 0.65%.

P-PS-SAI SUP-2 042012

Please Retain This Supplement For Future Reference